UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2022

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Formidable ETF Formidable Fortress ETF (the “Formidable ETFs”)

Item 1.	Reports to Stockholders.

(a)

SEMI-ANNUAL
REPORT

For the Six Months Ended September 30, 2022 (unaudited)

Formidable ETF
Formidable Fortress ETF

SEMI-ANNUAL REPORT

Formidable ETF

To Formidable ETF (“Fund”) Investors,

The six-month period between April 1, 2022 and September 30, 2022 was one of the most challenging we have experienced in our investing careers. Inflation, we believe a large biproduct of pandemic-driven central bank and fiscal stimulus, is running rampant globally. Domestically, part of this stimulus is being aggressively removed by the Federal Reserve on two fronts: a shrinking balance sheet and higher interest rates. The result, from a market perspective, has been one of the worst years on record for bonds and significant multiple compression, albeit from extremely elevated levels, for equities, with the S&P 500® Index1 officially entering a bear market (20% decline from highs).

During this period, the Fund outperformed the S&P Midcap 400® Index2, declining 11.94% (at Market) versus a 17.5% decline for the Index. The Fund’s allocation added over 200 basis points3 of relative return, due primarily to the Fund’s hedging strategy. The contribution of Fund’s allocation among the various sectors of the Index was roughly flat, with an overweight in Consumer Staples the most additive but offset by an overweight in the lagging Materials sector.

Stock selection added to performance during this period. The best relative performance was in the Health Care sector, which added over 250 basis points. This was primarily due to our M&A sleeve, wherein we purchased a handful of biotechnology stocks trading for less than cash; one of these companies posted an outsized gain. The Real Estate sector was also additive, contributing over 200 basis points on a relative basis, due primarily to the acquisition of one of the Fund’s holdings. The Materials sector was the Fund’s worst on a relative basis, detracting over 75 basis points. The rise in real interest rates was particular problematic for the Fund’s precious metal holdings.

As we enter the last quarter of 2022, we have positioned the Fund in anticipation of what is often the second shoe to drop in a market decline: earnings. As mentioned, earnings multiples have declined toward longer term average levels. However, earnings expectations remain high despite the headwind of higher inflation, which often depresses corporate profit margins and earnings. This is congruent with the top-down portion of our process, which has flagged the sizable inversion in the yield curve between two-year and ten-year Treasuries and high yield spreads that remain only slightly elevated. Accordingly, we have increased the size of our cash position as well as our hedges, which remain focused on the high yield bond market.

1The S&P 500® Index is a broad-based Index of 500 stocks, which is widely recognized as representative of the equity market in general.

2The S&P Midcap 400® Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

3A basis point is a standard measure for interest rates and other percentages in finance. One basis point equals 1/100th of 1%, or 0.01% (and . 0001 in decimal form).

SEMI-ANNUAL REPORT

Formidable ETF

Shareholder Letter - continuedSeptember 30, 2022

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown CEO and Portfolio Manager	Adam Eagleston, CFA CIO and Portfolio Manager

SEMI-ANNUAL REPORT

Formidable ETF

Shareholder Letter - continuedSeptember 30, 2022

DISCLOSURES

The above information is confidential. This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Must be preceded or accompanied by a current prospectus.

Past performance is not a guarantee of future results.

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC

SEMI-ANNUAL REPORT

Formidable ETF

Portfolio Compositionas of September 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Materials	13.85%
Industrial	12.60%
Communication Services	11.55%
Healthcare	8.42%
Consumer Staples	8.15%
Energy	7.00%
Real Estate	6.62%
Utilities	5.17%
Consumer Discretionary	5.04%
Financial	3.60%
Information Technology	1.25%
Purchased Options:
Put Options	2.74%
Total Investments	85.99%

Options Written:
Call Options	(0.24%	)
Put Options	(0.08%	)
Total Options Written	(0.32%	)

Formidable ETF

Schedule of InvestmentsSeptember 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Security Description	Shares	Fair Value
83.25%	COMMON STOCKS

11.55%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	10,480	$779,083
	Meta Platforms, Inc.*^	3,582	486,006
	Radius Global Infrastructure, Inc.*	47,139	444,049
	Spok Holdings, Inc.	71,560	546,718
	Tegna, Inc.	18,787	388,515
	Twitter, Inc.*^	7,548	330,904
			2,975,275

5.04%	CONSUMER DISCRETIONARY
	PetMed Express, Inc.	39,886	778,575
	RCI Hospitaliy Holdings, Inc.^	7,968	520,629
			1,299,204

8.15%	CONSUMER STAPLES
	Altria Group, Inc.	27,340	1,103,989
	British American Tobacco PLC	28,078	996,769
			2,100,758

7.00%	ENERGY
	Brigham Minerals, Inc.	21,984	542,345
	Energy Transfer LP^	47,271	521,399
	Pioneer Natural Resources Co.	1,189	257,454
	The Williams Cos., Inc.	16,810	481,270
			1,802,468

3.60%	FINANCIAL
	Genworth Financial, Inc.*	264,679	926,377

8.42%	HEALTH CARE
	BioAtla, Inc.*^	40,920	315,084
	CytomX Therapeutics, Inc.*	311,315	451,407

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Formidable ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

	Security Description	Shares	Fair Value
	F-Star Therapeutics, Inc.*	62,478	$319,887
	Mereo BioPharma Group PLC*^	281,818	242,674
	Royalty Pharma PLC	20,886	839,200
			2,168,252

12.60%	INDUSTRIAL
	Acacia Research Corp.*	433,873	1,752,847
	Flux Power Holdings, Inc.*	385,818	987,694
	Grupo Aeroportuario del Sureste	2,573	504,745
			3,245,286

1.25%	INFORMATION TECHNOLOGY
	Silicon Motion Technology Corp.	4,919	320,670

13.85%	MATERIALS
	Lithium Americas Corp.*^	38,717	1,015,547
	Rio Tinto PLC	8,964	493,558
	SilverCrest Metals, Inc.*^	117,834	651,622
	Wheaton Precious Metals Corp.^	26,137	845,793
	Yamana Gold, Inc.^	123,894	561,240
			3,567,760

6.62%	REAL ESTATE
	American Tower Corp.^	2,807	602,663
	Iron Mountain, Inc.	12,879	566,290
	Sun Communities, Inc.	3,955	535,230
			1,704,183

5.17%	UTILITIES
	Algonquin Power & Utilities Corp.	37,312	407,074
	Brookfield Infrastructure Partners LLP	25,722	923,420
			1,330,494

83.25%	TOTAL COMMON STOCKS		21,440,727
	(Cost: $25,654,317)

Formidable ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

2.74%	PURCHASED OPTIONS

2.74%	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBoxx High Yield Group ETF^	1,135	$8,172,000	$72.00	10/21/2022	$195,220
	iShares iBoxx High Yield Group ETF^	2,175	15,877,500	73.00	10/21/2022	511,125
						706,345

2.74%	TOTAL PURCHASED OPTIONS					706,345
	(Cost: $318,759)

85.99%	TOTAL INVESTMENTS
	(Cost: $25,973,076)					22,147,072
14.01%	Other assets, net of liabilities					3,606,855
100.00%	NET ASSETS					$25,753,927

*Non-income producing

^All or a portion of the security is held as collateral for options written.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Formidable ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

(0.32%)	OPTIONS WRITTEN

(0.24%)	CALL OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	American Tower Corp. REIT	10	$(270,000)	$270.00	10/21/2022	$(160)
	Yamana Gold, Inc.	275	(137,500)	5.00	10/21/2022	(2,200)
	BioAtla, Inc.	125	(125,000)	10.00	10/21/2022	(10,625)
	BioAtla, Inc.	175	(218,750)	12.50	10/21/2022	(9,625)
	Energy Transfer LP	150	(210,000)	14.00	10/21/2022	(300)
	Lithium Americas Corp.	45	(180,000)	40.00	10/21/2022	(225)
	Lithium Americas Corp.	100	(375,000)	37.50	10/21/2022	(1,000)
	Meta Platforms, Inc.	10	(180,000)	180.00	10/21/2022	(110)
	Mereo Biopharma Group PLC	443	(110,750)	2.50	10/21/2022	(2,215)
	RCI Hospitality Holdings	30	(240,000)	80.00	10/21/2022	(675)
	Silvercrest Metal, Inc.	350	(246,750)	705.00	10/21/2022	(1,750)
	Twitter, Inc.	25	(117,500)	47.00	10/21/2022	(4,000)
	Wheaton Precious Metals	75	(270,000)	36.00	10/21/2022	(3,000)
	Wheaton Precious Metals	50	(187,500)	37.50	10/21/2022	(800)
	Yamana Gold, Inc.	250	(125,000)	5.00	11/18/2022	(5,250)
	Cytomx Therapeutics, Inc.	1,000	(250,000)	2.50	11/18/2022	(5,000)
	Energy Transfer LP	50	(65,000)	13.00	11/18/2022	(650)
	Lithium Americas Corp.	50	(187,500)	37.50	11/18/2022	(2,250)
	Mereo Biopharma Group PLC	1,131	(282,750)	2.50	11/18/2022	(8,483)
	Silvercrest Metal, Inc.	175	(131,250)	7.50	11/18/2022	(1,925)
(0.24%)	TOTAL CALL OPTIONS WRITTEN					$(60,243)
	(Premiums received: $(76,613))

Formidable ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

(0.08%)	PUT OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBoxx High Yield Group ETF^	625	$(4,250,000)	$68.00	10/21/2022	$(21,250)

(0.08%)	TOTAL PUT OPTIONS WRITTEN					(21,250)
	(Premiums received: $(10,607))

(0.32%)	TOTAL OPTIONS WRITTEN					$(81,493)
	(Premiums received: $(87,220))

SEMI-ANNUAL REPORT

Formidable Fortress ETF

To Formidable Fortress ETF (“Fund”) Investors,

The six-month period between April 1, 2022 and September 30, 2022 was one of the most challenging we have experienced in our investing careers. Inflation, we believe a large biproduct of pandemic-driven central bank and fiscal stimulus, is running rampant globally. Domestically, part of this stimulus is being aggressively removed by the Federal Reserve on two fronts: a shrinking balance sheet and higher interest rates. The result, from a market perspective, has been one of the worst years on record for bonds and significant multiple compression, albeit from extremely elevated levels, for equities, with the S&P 500® Index1 (“Index”) officially entering a bear market (20% decline from highs).

During this period, the Fund outperformed the S&P 500® Index, declining 10.61% (at market) versus a 19.49% decline for the Index. The Fund’s allocation added fewer than 50 basis points2 to relative returns, due primarily to the Fund’s hedging strategy. The contribution of Fund’s allocation among the various sectors of the Index was slightly negative, with an underweight in Energy the largest detractor; an underweight to Information Technology added modestly to returns.

Stock selection was the primary reason for the Fund’s outperformance during this period, adding over 800 basis points. Selection was positive in every sector in which the Fund was invested during the period, which we attribute to the Fund’s bias toward higher quality companies. The best relative performance was in the Information Technology sector, which added almost 200 basis points; the Fund’s holdings suffered a double-digit decline, but within the Index the sector fell nearly 25%. Similarly, the Fund’s Communication Services holdings declined less than those in the Index; the sector was the worst performer in the Index during the period.

As we enter the last quarter of 2022, we have positioned the Fund in anticipation of what is often the second shoe to drop in a market decline: earnings. As mentioned, earnings multiples have declined toward longer term average levels. However, earnings expectations remain high despite the headwind of higher inflation, which often depresses corporate profit margins and earnings. Against this backdrop, we believe the Fund’s emphasis on what we believe are higher quality companies with relatively lower levels of debt may help provide protection. Additionally, we have increased the size of our cash position as well as our hedges, which are comprised of dynamic put spreads3 on the Index.

1S&P 500® Index is a market-capitalization-weighted index of the 500 largest publicly traded companies in the U.S.

2A basis point is a standard measure for interest rates and other percentages in finance. One basis point equals 1/100th of 1%, or 0.01% (and . 0001 in decimal form).

3A put spread is an options trading strategy where investors buy and sell the same amount of put options at the same time to hedge their positions.

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Shareholder Letter - continuedSeptember 30, 2022

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown CEO and Portfolio Manager	Adam Eagleston, CFA CIO and Portfolio Manager

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Shareholder Letter - continuedSeptember 30, 2022

DISCLOSURES

The above information is confidential. This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Investing involves risk; Principal loss is possible. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Please see the prospectus, copies of which may be obtained by calling (833) 600-5704.

Must be preceded or accompanied by a current prospectus.

Past performance is not a guarantee of future results.

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Portfolio Compositionas of September 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Health Care	20.65%
Industrial	18.23%
Information Technology	15.55%
Financial	12.38%
Communications Services	8.88%
Real Estate	7.18%
Consumer Discretionary	6.10%
Consumer Staples	4.95%
Purchased Options:
Put Options	1.65%
Total Investments	95.57%

Options Written:
Put Options	(0.85%	)
Call Options	(0.13%	)
Total Options Written	(0.98%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Schedule of InvestmentsSeptember 30, 2022 (unaudited)

	Security Description	Shares	Fair Value
93.92%	COMMON STOCKS

8.88%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.^	18,728	$1,392,240
	Take-Two Interactive Software, Inc.*^	5,940	647,460
			2,039,700

6.10%	CONSUMER DISCRETIONARY
	Garmin Ltd.	5,939	476,961
	Gentex Corp.	16,002	381,488
	Ollie’s Bargain Outlet Holdings, Inc.*^	10,525	543,090
			1,401,539

4.95%	CONSUMER STAPLES
	Monster Beverage Corp.*	13090	1,138,306

12.38%	FINANCIAL
	Erie Indemnity Co.	2,977	661,817
	First American Financial Corp.	8,093	373,087
	Houlihan Lokey, Inc.^	5,830	439,465
	MarketAxess Holdings, Inc.^	1,732	385,353
	The Progressive Corp.^	8,470	984,299
			2,844,021

20.65%	HEALTH CARE
	ABIOMED, Inc.*^	1,865	458,156
	Bio-Rad Laboratories, Inc.*^	933	389,192
	Chemed Corp.	971	423,900
	Regeneron Pharmaceuticals, Inc.*^	1,823	1,255,810
	United Therapeutics Corp.*	2,167	453,726
	Vertex Pharmaceuticals, Inc.*^	4,506	1,304,667
	West Pharmaceutical Services, Inc.	1,870	460,170
			4,745,621

Formidable Fortress ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Security Description	Shares	Fair Value
18.23%	INDUSTRIAL
	A.O. Smith Corp.	8,166	$396,704
	Expeditors International of Washington, Inc.^	7,917	699,150
	Fastenal Co.	7,428	341,985
	Graco, Inc.	7,247	434,458
	Landstar System, Inc.^	3,165	456,931
	Robert Half International, Inc.^	9,581	732,947
	Snap-on, Inc.	3,803	765,734
	Stanley Black & Decker, Inc.	4,792	360,406
			4,188,315

15.55%	INFORMATION TECHNOLOGY
	Amdocs Ltd.	11,452	909,861
	Automatic Data Processing, Inc.^	4,499	1,017,629
	Cisco Sysems, Inc.^	19,224	768,960
	Jack Henry & Associates, Inc.	2,416	440,364
	Maximus, Inc.	7,532	435,877
			3,572,691

7.18%	REAL ESTATE
	Gaming and Leisure Properties	16,114	712,883
	Public Storage	3,197	936,114
			1,648,997

93.92%	TOTAL COMMON STOCKS		21,579,190
	(Cost: $23,944,651)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

1.65%	PURCHASED OPTIONS

1.65%	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	50	$1,900,000	$380.00	10/21/2022	$115,450
	SPDR S&P 500 ETF Trust	180	6,480,000	360.00	11/18/2022	262,620

1.65%	TOTAL PURCHASE OPTIONS					378,070
	(Cost: $248,422)

95.57%	TOTAL INVESTMENTS
	(Cost: $24,193,073)					21,957,260
4.43%	Other assets, net of liabilities					1,019,612
100.00%	NET ASSETS					$22,976,872

*Non-income producing

^All or a portion of the security is held as collateal for options written

Formidable Fortress ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

(0.98%)	OPTIONS WRITTEN

(0.13%)	CALL OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Abiomed, Inc.	6	$(180,000)	$300.00	10/21/2022	$(660)
	Automatic Data Processing, Inc.	15	(405,000)	270.00	11/18/2022	(750)
	Activision Blizzard, Inc.	35	(315,000)	90.00	10/21/2022	(105)
	Bio-Rad Laboratories, Inc.	3	(174,000)	580.00	10/21/2022	(1,440)
	Cisco Sysems, Inc.	60	(315,000)	52.50	10/21/2022	(120)
	Expeditors International of Washington, Inc.	25	(275,000)	110.00	11/18/2022	(563)
	Houlihan Lokey, Inc.	20	(190,000)	95.00	11/18/2022	(2,600)
	Landstar System, Inc.	10	(165,000)	165.00	11/18/2022	(2,325)
	MarketAxess Holdings, Inc.	5	(140,000)	280.00	11/18/2022	(1,650)
	Ollie’s Bargain Outlet Holdings, Inc.	30	(232,500)	77.50	10/21/2022	(2,250)
	Ollie’s Bargain Outlet Holdings, Inc.	15	(97,500)	65.00	11/18/2022	(900)
	The Progressive Corp.	30	(435,000)	145.00	11/18/2022	(1,950)
	Regeneron Pharmaceuticals, Inc.	5	(375,000)	720.00	10/21/2022	(6,950)
	Robert Half International, Inc.	30	(270,000)	90.00	10/21/2022	(1,575)
	Take-Two Interactive Software, Inc.	20	(320,000)	160.00	11/18/2022	(590)
	Vertex Pharmaceuticals, Inc.	15	(495,000)	330.00	11/18/2022	(5,430)
						(29,858)

(0.13%)	TOTAL CALL OPTIONS					(29,858)
	(Premiums received: $(29,858))

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

(0.85%)	PUT OPTIONS

	SPDR S&P 500 ETF Trust	50	$(1,800,000)	$360.00	10/21/2022	$(51,500)
	SPDR S&P 500 ETF Trust	150	(5,100,000)	340.00	11/18/2022	(116,850)
	SPDR S&P 500 ETF Trust	30	(1,035,000)	345.00	11/18/2022	(27,390)
						(195,740)

(0.85%)	TOTAL PUT OPTIONS					(195,740)
	(Premiums received: $(129,266))

(0.98%)	TOTAL OPTIONS WRITTEN					(225,598)
	(Premiums received: $(159,124))

FORMIDABLE ETF FUNDS

Statements of Assets and LiabilitiesSeptember 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Formidable ETF	Formidable Fortress ETF
ASSETS
Investments at fair value(1) (Note 1)	$22,147,072	$21,957,260
Cash	3,224,827	855,835
Cash held at broker	406,532	397,403
Receivable for securities sold	14,663	—
Dividends receivable	68,433	9,091
TOTAL ASSETS	25,861,527	23,219,589

LIABILITIES
Accrued advisory fees (Note 2)	26,107	17,119
Options written, at fair value(2) (Note 1)	81,493	225,598
TOTAL LIABILITIES	107,600	242,717
NET ASSETS	$25,753,927	$22,976,872

Net Assets Consist of:
Paid-in capital	$30,764,360	$25,910,813
Distributable earnings (accumulated deficits)	(5,010,433)	(2,933,941)
Net Assets	$25,753,927	$22,976,872

NET ASSET VALUE PER SHARE
Net Assets	$25,753,927	$22,976,872
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,125,000	1,050,000
Net Asset Value and Offering Price Per Share	$22.89	$21.88

(1) Identified cost of:	$25,973,076	$24,193,073
(2) Premiums received of:	$87,220	$159,124

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Statements of OperationsSix Months Ended September 30, 2022 (unaudited)

	Formidable ETF	Formidable Fortress ETF
INVESTMENT INCOME
Dividends	$349,420 (1)	$196,397
Total investment income	349,420	196,397

EXPENSES
Investment Advisory fees (Note 2)	160,733	98,510
Total expenses	160,733	98,510

Net investment income (loss)	188,687	97,887

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(361,630)	(514,333)
Net realized gain (loss) on options purchased	(412,246)	(295,717)
Net realized gain (loss) on options written	190,431	250,475
Total net realized gain (loss)	(583,445)	(559,575)
Change in unrealized appreciation (depreciation) of investments	(3,859,184)	(2,000,454)
Change in unrealized appreciation (depreciation) of options purchased	658,556	351,496
Change in unrealized appreciation (depreciation) of options written	76,774	(134,725)
Total change in unrealized appreciation (depreciation) of investments	(3,123,854)	(1,783,683)
Net realized and unrealized gain (loss)	(3,707,299)	(2,343,258)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,518,612)	$(2,245,371)

(1)Net of foreign tax withheld of $8,029.

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FORMIDABLE ETF FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

23

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Formidable ETF		Formidable Fortress ETF
	Six months ended September 30, 2022 (unaudited)	April 29, 2021* through March 31, 2022	Six months ended September 30, 2022 (unaudited)	July 21, 2021* through March 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$188,687	$209,139	$97,887	$25,364
Net realized gain (loss) on investments, options purchased and options written	(583,445)	1,599,511	(559,575)	(65,626)
Change in unrealized appreciation (depreciation) of investments, options purchased and options written	(3,123,854)	(696,423)	(1,783,683)	(518,605)
Increase (decrease) in net assets from operations	(3,518,612)	1,112,227	(2,245,371)	(558,867)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	(166,818)	—	(24,124)
Decrease in net assets from distributions	—	(166,818)	—	(24,124)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	6,999,765	38,442,165	5,673,930	20,762,093
Cost of shares redeemed	(3,782,606)	(13,332,194)	—	(630,789)
Increase (decrease) in net assets from capital stock transactions	3,217,159	25,109,971	5,673,930	20,131,304

NET ASSETS
Increase (decrease) during period	(301,453)	26,055,380	3,428,559	19,548,313
Beginning of period	26,055,380	—	19,548,313	—

End of period	$25,753,927	$26,055,380	$22,976,872	$19,548,313

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six months ended September 30, 2022 (unaudited)	April 29, 2021(2) through March 31, 2022
Net asset value, beginning of period	$26.06	$25.00
Investment activities
Net investment income (loss)(1)	0.17	0.23
Net realized and unrealized gain (loss) on investments	(3.34)	1.00
Total from investment activities	(3.17)	1.23
Distributions
Net investment income	—	(0.17)
Total distributions	—	(0.17)
Net asset value, end of period	$22.89	$26.06

Total Return(3)	(12.16%)	4.93%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.19%	1.19%
Net investment income (loss)	1.40%	1.02%
Portfolio turnover rate(5)	39.10%	172.44%
Net assets, end of period (000’s)	$25,754	$26,055

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and excludes effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

FORMIDABLE FORTRESS ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended September 30, 2022 (unaudited)	April 29, 2021(2) through March 31, 2022
Net asset value, beginning of period	$24.44	$25.00
Investment activities
Net investment income (loss)(1)	0.10	0.04
Net realized and unrealized gain (loss) on investments	(2.66)	(0.57)
Total from investment activities	(2.56)	(0.53)
Distributions
Net investment income	—	(0.03)
Total distributions	—	(0.03)
Net asset value, end of period	$21.88	$24.44

Total Return(3)	(10.47%)	(2.15%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.89%	0.89%
Net investment income (loss)	0.88%	0.22%
Portfolio turnover rate(5)	12.36%	35.71%
Net assets, end of period (000’s)	$22,977	$19,548

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and excludes effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial StatementsSeptember 30, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Formidable ETF and the Formidable Fortress ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Formidable ETF (the “Formidable Fund”) commenced operations on April 29, 2021 and the Formidable Fortress ETF (the “Formidable Fortress Fund”) commenced operations on July 21, 2021.

The Funds’ objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Exchange traded options are valued at the last quoted sales price or, in the advance of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. Pursuant to Rule 2a-5, the Board has designated the Advisor as the Valuation Designee for the Funds to perform fair value determinations relating to all Fund investments.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of September 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Formidable ETF
Assets
Common Stocks	$21,440,727	$—	$—	$21,440,727
Options Purchased	—	706,345	—	706,345
	$21,440,727	$706,345	$—	$22,147,072
Liabilities
Options Written	$—	$(81,493)	$—	$(81,493)

Formidable Fortress ETF
Assets
Common Stocks	$21,579,190	$—	$—	$21,579,190
Options Purchased	—	378,070	—	378,070
	$21,579,190	$378,070	$—	$21,957,260
Liabilities
Options Written	$—	$(225,598)	$—	$(225,598)

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the six months ended September 30, 2022. The Funds held no Level 3 securities at any time during the six months ended September 30, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended September 30, 2022, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of March 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
Formidable ETF	10,000	$250	$228,900
Formidable Fortress ETF	10,000	$250	$218,800

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Derivatives

The Funds’ derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Funds’ may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Funds have adopted polices and procedures pursuant to Rule 18f-4 under the Investment Company Act of 1940 as concerns use of derivatives.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

The following are the derivatives held by each Fund on September 30, 2022.

Fund	Derivative	Fair Value Asset Derivatives
Formidable ETF	Purchased Options	$(706,345	)*
Formidable Fortress ETF	Purchased Options	378,070	*

Fund	Derivative	Fair Value Asset Derivatives
Formidable ETF	Written Options	$(81,493	)**
Formidable Fortress ETF	Written Options	(225,598	)**

*Statements of Assets and Liabilities location: Investments at fair value.

**Statements of Assets and Liabilities location: Options written, at fair value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended September 30, 2022 is as follows:

Statement of Operations Location	Formidable ETF	Formidable Fortress ETF
Realized gain (loss) on options purchased	$(412,246)	$(295,717)
Realized gain (loss) on options written	190,431	250,475
Change in unrealized appreciation (depreciation) of options purchased	658,556	351,496
Change in unrealized appreciation (depreciation) of options written	76,774	(134,725)

*Statements of Operations location: Net realized gain (loss) on options written.

**Statements of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options written.

The effect of the derivative instruments on the Statements of Operations for the six months ended September 30, 2022, serve as indicators of the volume of financial derivative activity for the Funds. The following indicates the average monthly volume for the period:

Fund	Average notional value of:
Formidable ETF	Purchased Options	$28,989,598
Formidable ETF	Written Options	$(4,875,240)
Formidable Fortress ETF	Purchased Options	$9,685,864
Formidable Fortress ETF	Written Options	$(13,278,187)

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Formidable Asset Management, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Funds’ daily net assets at the following rates: Formidable ETF is 1.19% of the first $250 million, 1.14% over $250 million up to $500 million, and 1.09% in excess of $500 million; Formidable Fortress is 0.89% of the first $250 million, 0.84% over $250 million up to $500 million, and 0.79% over $500 million.

The Advisor has retained Toroso Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Funds’ portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the daily net assets of the Fund of 0.05% for the Formidable Fund and 0.035% for the Formidable Fortress ETF, subject to a minimum of $30,000 and $30,000 per year for the Formidable Fund and the Formidable Fortress Fund, respectively.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, Mr. Malaspina or Mr. Carter receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended September 30, 2022 were as follows:

	Purchases	Sales
Formidable ETF	$11,124,478	$11,516,670
Formidable Fortress ETF	2,638,373	3,364,996

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended September 30, 2022 were as follows:

	Purchases	Sales	Realized Gain
Formidable ETF	$6,317,201	$3,750,621	$646,688
Formidable Fortress ETF	5,443,890	—	—

NOTE 4 –

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the six months ended September 30, 2022, there were no such reclassifications.

There were no distributions during the six months ended September 30, 2022.

The tax character of the distributions during the period ended March 31, 2022 were as follows:

	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$166,818	$24,124

As of September 30, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Formidable ETF	Formidable Fortress ETF
Accumulated undistributed netinvestment income (loss)	$232,095	$99,127
Accumulated net realized gain (loss) on investments	(1,422,250)	(730,781)
Net unrealized appreciation (depreciation) on investments	(3,820,278)	(2,302,287)
	$(5,010,433)	$(2,933,941)

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

As of September 30, 2022, the cost of investments, purchased options and written options for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) on investments, purchased options and written options consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Formidable ETF	$25,885,857	$808,946	$(4,629,224)	$(3,820,278)
Formidable Fortress ETF	24,033,949	963,874	(3,266,161)	(2,302,287)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Shares of beneficial interest transactions for the Funds were:

Formidable ETF
	Six months ended September 30, 2022 (unaudited)	Period ended March 31, 2022
Shares sold	275,000	1,525,000
Shares reinvested	—	—
Shares redeemed	(150,000)	(525,000)
Net increase (decrease)	125,000	1,000,000

Formidable Fortress ETF
	Six months ended September 30, 2022 (unaudited)	Period ended March 31, 2022
Shares sold	250,000	825,000
Shares reinvested	—	—
Shares redeemed	—	(25,000)
Net increase (decrease)	250,000	800,000

NOTE 6 – SECTOR RISK

If a fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that fund than would be the case if the fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the fund and increase the volatility of the fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2022, 20.65%, 18.23% and 15.55% of the value of the net assets of the Formidable Fortress ETF were invested in securities within the Health Care, Industrial and Information Technology sectors, respectively.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

NOTE 7 — RISKS OF INVESTING IN THE FUNDS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Funds are set forth below. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

•Special Purpose Acquisition Companies (SPACs). The Formidable ETF may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Market Risk. The market value of securities owned by the Funds may decline, at times sharply and unpredictably.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Funds’ ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Funds invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Risk of Other Equity Securities. Other equity securities in which the Funds may invest include preferred securities, rights and warrants.

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ETF Structure Risks. The Funds are structured as ETFs and as a result are subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Funds will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Funds. In stressed market conditions, the liquidity of shares of the Funds may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than shares of the Funds. This adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds, shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of the Funds will fluctuate in response to changes in the Funds’ net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Funds’ underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Funds bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Funds have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Funds. Due to the costs of buying or selling shares of the Funds, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

Investment Company Risk. An investment in other investment companies (including other exchange-traded products) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Funds will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs.

Derivatives Risk. The Funds may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds’ use of derivatives may magnify losses for the Funds.

If the Funds are not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Funds of options will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, the Funds’ losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Funds.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Funds to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Securities Risk. To the extent the Funds invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Leverage Risk. The Funds do not seek leveraged returns but as a result of the Funds’ use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Funds with investment exposure greater than the value of the Funds’ investment in the derivative. As a result,

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

these derivatives may magnify losses to the Funds, and even a small market movement may result in significant losses to the Funds.

Issuer Non-Diversification Risk. The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified funds. Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Funds’ investments in securities that the Advisor believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Funds’ investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Funds.

REITs. Investing in real estate investment trusts (“REITs”) involves unique risks. When the Funds invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Funds will indirectly bear their proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Funds.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Asset Segregation Risk. The Funds must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to the derivatives in which it invests. Accordingly, the Funds will typically maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

Depositary Receipts. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Funds may invest, including options and volatility-linked exchange-traded products, can be highly volatile. Price movements of the derivative instruments in which the Funds are invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Funds are subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Funds may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Funds may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Funds may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Funds to potentially greater losses.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Other Risks for the Funds

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and its shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invests.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 833-600-5704 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-600-5704 or on the SEC’s website at http://ww.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

FORMIDABLE ETFs

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2022 and held for the six months period ended September 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FORMIDABLE ETF FUNDS

Fund Expenses (unaudited) - continued

SEMI-ANNUAL REPORT

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 9/30/22
Formidable ETF
Actual	$1,000.00	$ 939.01	1.19%	$5.78
Hypothetical**	$1,000.00	$1,019.10	1.19%	$6.02
Formidable Fortress ETF
Actual	$1,000.00	$ 947.48	0.89%	$4.35
Hypothetical**	$1,000.00	$1,020.61	0.89%	$4.51

*Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

FORMIDABLE ETFs

Important Disclosure Statement

The Formidable ETF’s and Formidable Fortress ETF’s (the “Funds”) summary prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ summary prospectus containing this and other important information, please call 833-600-5704 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Formidable Asset Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2022 and are subject to change at any time. For most recent information, please call 833-600-5704.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Formidable Asset Management, LLC
221 East Fourth Street, Suite 2700
Cincinnati, OH 45202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2022

* Print the name and title of each signing officer under his or her signature.